Employee Benefits (Details) - Schedule of Net Cost for the Period Booked in Profit and loss - Net cost [Member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Cost for the Period Booked in Profit and loss [Line Items]
Service cost	$ 15,206	$ 10,998	$ 9,299
Net interest	18,632	12,101	11,121
Labor cost of past services	(2,528)	(11,244)	1,806
Net Cost for the period	31,310	$ 11,855	$ 22,226
Retirement benefits [Member]
Schedule of Net Cost for the Period Booked in Profit and loss [Line Items]
Service cost	6,161
Net interest	8,547
Labor cost of past services	(5,019)
Net Cost for the period	9,689
Termination benefits [Member]
Schedule of Net Cost for the Period Booked in Profit and loss [Line Items]
Service cost	9,045
Net interest	10,085
Labor cost of past services	2,491
Net Cost for the period	$ 21,621